VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Leveraged Loans—96.0%
Aerospace—4.6%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.575%, 4/20/28(1)	$82	$81
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.663%, 7/1/31(1)	174	174
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.075%, 10/20/27(1)	65	65
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 1/27/32(1)	104	104
Kaman Corp.
(3 month Term SOFR + 2.500%) 6.828%, 2/26/32(1)	1	1
(3-6 month Term SOFR + 2.500%) 6.544% - 6.699%, 2/26/32(1)	96	95
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.002%, 3/18/30(1)	45	45
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.502%, 2/28/31(1)	29	30
Tranche K (3 month Term SOFR + 2.250%) 6.252%, 3/22/30(1)	118	118
		713

Chemicals—4.1%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(1)	276	249
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.663%, 12/31/29(1)	202	202
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 7.500%, 4/3/28(1)	77	77
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.916%, 8/1/30(1)	104	104
		632

Consumer Durables—0.3%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 6.038%, 8/13/32(1)	40	40
Consumer Non-Durables—0.8%
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 7.215%, 5/21/31(1)	40	40
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.135%, 3/13/32(1)	80	80
		120

Energy—4.5%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.002%, 12/30/27(1)	32	32
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(1)	135	135
	Par Value	Value

Energy—continued
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(1)	$145	$145
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.286%, 10/4/30(1)	58	58
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(1)	88	88
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.416%, 10/5/28(1)	68	68
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.808%, 2/16/28(1)	63	63
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.311%) 6.313%, 3/3/31(1)	109	109
		698

Financials—6.9%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.163%, 11/6/30(1)	322	321
AL GCX Fund VIII Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 6.223%, 1/30/32(1)	139	138
AmWINS Group, Inc. (3 month Term SOFR + 2.250%) 6.252%, 1/30/32(1)	139	139
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.752% - 6.950%, 2/15/31(1)	174	173
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/13/31(1)	40	40
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(1)	171	171
Finco I LLC 2025 0.000%, 6/27/29(1)(2)	80	80
Truist Insurance Holdings LLC 2024, Tranche B 0.000%, 5/6/31(1)(2)	15	15
		1,077

Food / Tobacco—6.6%
Chobani LLC Tranche B, First Lien (1 month Term SOFR + 2.500%) 6.663%, 10/25/27(1)	79	79
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.774%, 4/2/26(1)	68	65
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.750%, 4/2/26(1)	100	80
(3 month Term SOFR + 4.400%) 8.423% - 8.571%, 8/2/28(3)(4)	132	5
(3 month Term SOFR + 4.900%) 8.923%, 8/2/28(4)	303	3
(3 month Term SOFR + 8.150%) 12.321%, 8/2/28(4)	58	27
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.197%, 9/30/31(1)	$328	$326
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(1)	100	100
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.700%, 7/9/32(1)	10	10
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 8.070%, 1/3/28(1)	99	95
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.252%, 3/31/28(1)	236	236
		1,026

Forest Prod / Containers—0.9%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.338%, 4/13/29(1)	90	90
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(1)	99	47
		137

Gaming / Leisure—5.4%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.413%, 2/6/30(1)	98	97
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 7.163%, 8/30/30(1)	84	84
Entain plc Tranche B-6 (1-3 month Term SOFR + 2.250%) 6.370% - 6.402%, 10/31/29(1)	94	94
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.002%, 6/4/32(1)	159	159
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 6.250%, 11/5/31(1)	149	149
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.028%, 3/13/28(1)	80	79
UFC Holdings LLC Tranche B-5 (2 month Term SOFR + 2.000%) 6.038%, 11/21/31(1)	174	174
		836

Health Care—8.3%
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.613%, 9/29/28(1)	44	44
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.030%, 5/1/31(1)	64	63
Financiere Mendel (3 month Term SOFR + 2.750%) 6.976%, 11/8/30(1)	25	25
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.102%, 10/1/27(1)	50	49
	Par Value	Value

Health Care—continued
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.263%, 11/15/27(1)	$80	$80
Lannett Co., Inc. First Lien 2.000%, 6/16/30(3)	6	5
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.068%, 5/16/31(1)	64	64
Tranche B-2 (3 month Term SOFR + 3.500%) 7.660%, 5/16/31(1)	119	118
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.163%, 10/23/30(1)	219	219
Opal U.S. LLC Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 4/28/32(1)	75	75
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.663%, 11/15/28(1)	139	139
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 2/21/31(1)	218	218
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.752%, 11/3/31(1)	25	25
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 12/3/31(1)	50	50
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.819%, 12/4/31(1)	60	60
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.820%, 11/20/26(1)	56	48
		1,282

Housing—3.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 12/17/31(1)	139	139
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.413%, 4/14/31(1)	356	356
		495

Information Technology—5.8%
Applied Systems, Inc. 2024, Second Lien (3 month Term SOFR + 4.500%) 8.502%, 2/23/32(1)	10	10
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 3/21/31(1)	70	70
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.763%, 9/29/28(1)	52	52
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.663%, 1/30/32(1)	139	138
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.752%, 11/22/29(1)	30	30
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.163%, 1/31/31(1)	$31	$31
NCR Atleos LLC Tranche B (1 month Term SOFR + 3.000%) 7.026%, 4/16/29(1)	26	26
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.163%, 8/31/28(1)	72	72
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(1)	347	347
Vertiv Group Corp. Tranche B-4 (1 month Term SOFR + 1.750%) 6.030%, 8/12/32(1)	125	125
		901

Manufacturing—8.2%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.250%) 6.385%, 8/19/31(1)	131	131
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.663%, 11/3/31(1)	288	288
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.780%, 10/1/31(1)	20	20
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.913%, 6/4/31(1)	213	212
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.663%, 12/2/31(1)	199	200
Madison IAQ LLC (6 month Term SOFR + 2.500%) 6.702%, 6/21/28(1)	189	189
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/17/32(1)	115	115
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 3.000%) 7.197%, 4/30/30(1)	119	120
		1,275

Media / Telecom - Broadcasting—3.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.602%, 6/18/29(1)	162	154
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 3/24/32(1)	25	25
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 7.395%, 12/1/28(1)	109	109
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 6/28/32(1)	130	130
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(1)	101	101
		519

	Par Value	Value

Media / Telecom - Cable/Wireless Video—9.2%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.541%, 12/15/31(1)	$377	$377
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(1)	253	253
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.650%, 1/18/28(1)	174	172
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(1)	241	241
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.263%, 11/12/27(1)	313	310
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(1)	77	77
		1,430

Media / Telecom - Diversified Media—1.5%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(1)	202	202
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 8/6/31(1)	36	36
		238

Media / Telecom - Telecommunications—2.4%
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 7.416%, 3/29/32(1)	125	125
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.000%, 9/30/25(4)	248	226
Tranche B-12 (3 month PRIME + 2.688%) 9.938%, 1/31/26(4)	15	14
		365

Media / Telecom - Wireless Communications—1.8%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 6.413%, 11/22/28(1)	286	287
Metals / Minerals—0.5%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 8/18/30(1)	72	72
Retail—2.9%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.558%, 11/8/32(1)	151	151
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(1)	127	125
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.502%, 10/26/30(1)	133	133
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Retail—continued
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(1)	$39	$39
		448

Service—6.2%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.163%, 8/12/32(1)	75	75
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.413%, 9/29/31(1)	43	43
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.308%, 4/20/29(1)	266	265
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.913%, 7/9/32(1)	153	153
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.949%, 1/9/32(1)	5	5
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.753%, 9/24/32(1)	25	25
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.752%, 6/12/30(1)	65	64
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(1)	162	156
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(1)	138	138
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.029%, 5/3/28(1)	39	39
		963

Transportation - Automotive—3.4%
American Axle & Manufacturing, Inc. Tranche C 0.000%, 2/24/32(1)(2)	40	40
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.500%) 6.742%, 10/16/31(1)	198	198
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.663%, 5/6/30(1)	192	192
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.663%, 1/30/31(1)	102	102
		532

Utilities—5.2%
Astoria Energy LLC Tranche B 0.000%, 6/23/32(1)(2)	94	95
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.913%, 1/31/31(1)	162	162
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.476%, 8/11/32(1)	165	166
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.663%, 5/30/31(1)	19	18
	Par Value	Value

Utilities—continued
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.252%, 8/18/31(1)	$104	$104
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(1)	262	262
		807

Total Leveraged Loans (Identified Cost $15,339)		14,893

	Shares
Exchange-Traded Fund—3.2%
Invesco Senior Loan ETF(5)	23,335	489
Total Exchange-Traded Fund (Identified Cost $487)		489

Total Long-Term Investments—99.2% (Identified Cost $15,826)		15,382

TOTAL INVESTMENTS—99.2% (Identified Cost $15,826)		$15,382
Other assets and liabilities, net—0.8%		131
NET ASSETS—100.0%		$15,513

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(2)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; interest payments are being received.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Newfleet Floating Rate MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)

Country Weightings†
United States	91%
Netherlands	3
Canada	2
France	2
Australia	1
Gibraltar	1
Total	100%
† % of total investments as of September 30, 2025.
As of September 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Kaman Corp., 2/26/32	$8	$8	$8	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Leveraged Loans	$14,893	$—	$14,883	$10
Exchange-Traded Fund	489	489	—	—
Other Financial Instruments:
Unfunded Loan Commitment	—	—	—	—
Total Investments	$15,382	$489	$14,883	$10
Securities held by the Fund with an end of period value of $5 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET FLOATING RATE MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.